UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10553

Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
	May 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 10.6% (7.0% of Total Investments)
$ 1,130	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	9/11 at 100.00	A	$ 934,228
	Rate Securities, 0.630%, 11/01/41 (Alternative Minimum Tax) (4)
450	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/22 at 100.00	A–	435,636
	Refunding Series 2007, 5.000%, 5/15/31
775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/20 at 100.00	A–	718,348
	Refunding Series 2010, 5.125%, 5/15/40
485	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	460,444
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
365	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley	7/18 at 100.00	Baa3	333,501
	Academy Charter School Project, Series 2008, 6.500%, 7/01/38
290	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	8/11 at 100.00	BBB–	289,977
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999, 5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BB+	392,059
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
65	5.500%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AA–	67,438
40	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	AA–	41,024
4,080	Total Education and Civic Organizations			3,672,655
	Health Care – 28.6% (19.0% of Total Investments)
845	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	847,822
	2007A, 5.000%, 1/01/25
520	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	357,682
	2007B, 1.013%, 1/02/37
1,150	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	A+	1,148,344
	2008D, 5.500%, 1/01/38
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	616,992
	5.000%, 4/01/20
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	333,412
	Network, Series 2005B, 5.000%, 12/01/37
655	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	532,915
	Network, Series 2007, 5.000%, 12/01/42
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,404,260
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,650	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,588,851
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	11/11 at 100.00	AA	500,120
	Hospital, Series 1998, 5.250%, 11/15/37
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA+	1,099,078
	Healthcare, Series 2006C. Re-offering, 5.000%, 9/01/35 – AGC Insured
	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache
	Regional Medical Center, Series 2005:
315	5.000%, 12/01/25 – RAAI Insured	12/15 at 100.00	BBB	289,702
260	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB	228,719
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	974,800
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
10,390	Total Health Care			9,922,697
	Housing/Multifamily – 0.7% (0.5% of Total Investments)
245	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily	10/11 at 105.00	AAA	254,322
	Housing Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain Place
	Apartments, Series 2001A-1, 6.000%, 10/20/31
	Tax Obligation/General – 30.6% (20.3% of Total Investments)
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	1,027,380
	School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AA+	1,173,700
	Elementary School, Series 2002A, 5.375%, 7/01/16 – AGM Insured
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds,	7/21 at 100.00	Aa2	877,959
	Series 2011, 5.000%, 7/01/23
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	Aa2	1,301,561
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,621,356
	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
985	5.000%, 7/01/22	7/12 at 100.00	AAA	1,017,840
290	5.000%, 7/01/27	7/12 at 100.00	AAA	293,634
310	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds,	7/21 at 100.00	AA+	320,242
	Series 2011A, 2.000%, 7/01/30 – AGM Insured
500	Pima County Unified School District 08 Flowing Wells, Arizona, General Obligation Bonds,	7/21 at 100.00	A+	514,485
	Series 2011B, 5.375%, 7/01/29
1,000	Pima County Unified School District 6, Marana, Arizona, General Obligation Bonds, School	7/21 at 100.00	A+	1,018,600
	Improvement Project 2010 Series 2011A, 5.000%, 7/01/25
1,360	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition Series 1999,	7/21 at 100.00	AAA	1,452,684
	5.000%, 7/01/33
9,790	Total Tax Obligation/General			10,619,441
	Tax Obligation/Limited – 50.2% (33.3% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – NPFG Insured	5/12 at 100.00	A+	760,620
1,000	5.000%, 11/01/18 – NPFG Insured	5/12 at 100.00	A+	1,012,420
500	5.000%, 11/01/20 – NPFG Insured	5/12 at 100.00	A+	504,555
124	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	97,976
	2005, 5.500%, 7/15/29
337	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	239,786
	Montecito Assessment District, Series 2007, 5.800%, 7/01/32
200	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/12 at 100.00	N/R	201,824
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,325	Marana Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds, Series	7/11 at 100.00	AA	1,325,530
	2008B, 5.125%, 7/01/28
834	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	A2	828,020
	4.600%, 1/01/26
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 – AMBAC Insured	6/12 at 100.00	N/R	788,197
2,645	5.375%, 6/01/19 – AMBAC Insured	6/12 at 100.00	N/R	2,464,291
240	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	200,431
	Obligation Bonds, Series 2008 (Bank Qualified), 6.100%, 7/15/32
415	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	399,944
	Series 2008A, 7.400%, 7/15/33
530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	403,086
	2006, 5.300%, 7/15/31
350	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	281,418
	Bonds, Series 2007, 5.800%, 7/15/32
140	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	107,188
	Series 2006, 5.350%, 7/15/31
1,000	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	A1	1,027,580
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,062,157
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
270	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3	265,694
	Bonds, Series 2002D, 5.125%, 7/01/24
250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	244,130
	2010A, 5.375%, 8/01/39
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A+	975,360
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series	No Opt. Call	AAA	1,173,600
	2006, 5.000%, 7/01/24
1,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer	No Opt. Call	AAA	1,037,280
	Improvements Project, Series 2010, 5.000%, 7/01/36
555	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	451,998
	Bonds, Series 2007, 5.900%, 7/15/32
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	A1	785,160
	2005, 5.750%, 7/15/24
637	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	504,975
	2005, 6.000%, 7/01/30
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	264,404
	Bonds Series 2006, 5.250%, 7/15/31
18,072	Total Tax Obligation/Limited			17,407,624
	Transportation – 2.9% (1.9% of Total Investments)
1,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	1,003,030
	2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 4.6% (3.0% of Total Investments) (5)
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AA+ (5)	114,069
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – AGM Insured
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	447,004
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	257,983
	4/01/16 (Pre-refunded 4/01/15)
730	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	A3 (5)	767,778
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,430	Total U.S. Guaranteed			1,586,834
	Utilities – 8.5% (5.7% of Total Investments)
900	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding	6/20 at 100.00	A1	896,886
	Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35
665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	1/15 at 100.00	BBB–	669,382
	Company, Refunding Series 2008, 5.750%, 9/01/29
450	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	Aa1	500,202
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.211%, 1/01/38 (IF) (6)
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	883,780
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
3,015	Total Utilities			2,950,250
	Water and Sewer – 14.0% (9.3% of Total Investments)
500	City of Goodyear, Arizona Subordinate Lien Water and Sewer Revenue Obligations, Series 2011,	7/21 at 100.00	AA+	509,080
	5.500%, 7/01/41
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/11 at 100.00	N/R	499,980
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	368,345
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,215,250
	Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
350	4.700%, 4/01/22	4/14 at 100.00	N/R	353,780
410	4.900%, 4/01/32	4/17 at 100.00	N/R	374,843
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 –	7/12 at 102.00	Aa2	1,063,950
	FGIC Insured
525	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	459,281
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
4,645	Total Water and Sewer			4,844,509
$ 52,667	Total Investments (cost $52,106,196) – 150.7%			52,261,362
	MuniFund Term Preferred Shares, at Liquidation Value – (54.0)% (7)			(18,725,000)
	Other Assets Less Liabilities – 3.3%			1,134,512
	Net Assets Applicable to Common Shares – 100%			$ 34,670,874

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$51,327,134	$934,228	$52,261,362

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$844,223
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	90,005
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$934,228

During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2011, the cost of investments was $52,077,735.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,831,644
Depreciation	(1,648,017)
Net unrealized appreciation (depreciation) of investments	$ 183,627

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.8%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         July 29, 2011